ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	Feb. 09, 2018 USD ($)	Feb. 09, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Feb. 09, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Unpaid consideration for business combination			$ 0	¥ 0		¥ 54,550
Qufan [Member]
Discontinued Operation Percentage of Equity Interest Disposed	51.00%	51.00%
Disposal Group, Including Discontinued Operation, Consideration	$ 19,431	$ 19,431			¥ 121,964
Unpaid consideration for business combination					¥ 54,600